Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2024	598	598

Provisions used during the year	(324)	(324)
Balance at December 31, 2024	274	274

Non-current	—	—
Current	274	274
Total	274	274

Balance at January 1, 2025	274	274

Provisions used during the year	(274)	(274)
Balance at December 31, 2025	—	—

Non-current	—	—
Current	—	—
Total	—	—